UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, April 27, 2009

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $158,971 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------  ------   ------  ------
BERKSHIRE HATHAWAY INC DEL     CL A               084670108       347     400 SH       SOLE                   400               0
3M CO                          COM                88579Y101      3075   61850 SH       SOLE                 61630             220
ABBOTT LABS                    COM                002824100      6037  126561 SH       SOLE                126161             400
AFLAC INC                      COM                001055102      2346  121152 SH       SOLE                120427             725
AUTOMATIC DATA PROCESSING IN   COM                053015103      5158  146698 SH       SOLE                145778             920
SCHWAB CHARLES CORP NEW        COM                808513105      5693  367307 SH       SOLE                365107            2200
COCA COLA CO                   COM                191216100      4328   98468 SH       SOLE                 98143             325
CONOCOPHILLIPS                 COM                20825C104      3757   95941 SH       SOLE                 95674             267
DEVON ENERGY CORP NEW          COM                25179M103      1279   28626 SH       SOLE                 28456             170
DIAGEO P L C                   SPON ADR NEW       25243Q205      2974   66458 SH       SOLE                 66228             230
DOVER CORP                     COM                260003108      4092  155135 SH       SOLE                154185             950
EMERSON ELEC CO                COM                291011104      2788   97550 SH       SOLE                 97220             330
ENCANA CORP                    COM                292505104      1498   36893 SH       SOLE                 36673             220
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      3762  121094 SH       SOLE                120724             370
HARRIS CORP DEL                COM                413875105      5443  188088 SH       SOLE                186988            1100
ILLINOIS TOOL WKS INC          COM                452308109      3484  112940 SH       SOLE                112580             360
INTEL CORP                     COM                458140100      8371  556970 SH       SOLE                554270            2700
JOHNSON & JOHNSON              COM                478160104      5150   97902 SH       SOLE                 97567             335
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      6470  110620 SH       SOLE                109980             640
MICROSOFT CORP                 COM                594918104      8988  489265 SH       SOLE                486940            2325
PAYCHEX INC                    COM                704326107      4070  158540 SH       SOLE                157990             550
PEPSICO INC                    COM                713448108      5571  108216 SH       SOLE                107606             610
SIGMA ALDRICH CORP             COM                826552101      5718  151304 SH       SOLE                150554             750
SPECTRA ENERGY CORP            COM                847560109      3473  245620 SH       SOLE                244245            1375
STRYKER CORP                   COM                863667101      3933  115530 SH       SOLE                114855             675
SYSCO CORP                     COM                871829107     10075  441905 SH       SOLE                439675            2230
SOUTHERN CO                    COM                842587107      3995  130485 SH       SOLE                130025             460
UNITED PARCEL SERVICE INC      CL B               911312106      4573   92915 SH       SOLE                 92340             575
UNITED TECHNOLOGIES CORP       COM                913017109      4820  112145 SH       SOLE                111445             700
VARIAN MED SYS INC             COM                92220P105      4512  148225 SH       SOLE                147450             775
VERIZON COMMUNICATIONS         COM                92343V104      5111  169250 SH       SOLE                168675             575
V F CORP                       COM                918204108      5501   96330 SH       SOLE                 96010             320
WALGREEN CO                    COM                931422109      3893  149964 SH       SOLE                148789            1175
WASTE MGMT INC DEL             COM                94106L109      3351  130907 SH       SOLE                130477             430
WATERS CORP                    COM                941848103      5333  144320 SH       SOLE                143420             900